Stock Offering and Stock Repurchase Plans	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Equity [Abstract]
Stock Offering and Stock Repurchase Plans

7. STOCK REPURCHASE PLANS

On December 2, 2013, the Company announced that the Board of Directors authorized a stock repurchase plan to acquire up to 762,640 shares, or 5%, of the Company’s outstanding stock held by persons other than Kearny MHC. Through December 31, 2014, the Company has repurchased a total of 62,900 shares in accordance with this repurchase plan at a total cost of approximately $700,000 and at an average cost per share of $11.13.

Note 4 – Stock Offering and Stock Repurchase Plans

On June 7, 2004, the Board of Directors of the Company and the Bank adopted a plan of stock issuance pursuant to which the Company subsequently sold common stock representing a minority ownership of the estimated pro forma market value of the Company to eligible depositors of the Bank. Kearny MHC (the “MHC”) retained 70% of the outstanding common stock, or 50,916,250 shares. The MHC is a federally-chartered mutual holding company organized on March 30, 2001, and was previously subject to regulation by the Office of Thrift Supervision. Concurrent with the elimination of the Office of Thrift Supervision on July 21, 2011, the Federal Reserve Board became the primary regulator of the MHC. So long as the MHC is in existence, it will continue to own at least a majority of the outstanding common stock of the Company.

On March 23, 2012, the Company announced that the Board of Directors authorized a stock repurchase plan to acquire up to 802,780 shares, or 5% of the Company’s outstanding stock held by persons other than Kearny MHC. Through June 30, 2013, the Company had repurchased a total of 471,100 shares in accordance with this repurchase plan at a total cost of approximately $4,654,000 and at an average cost per share of $9.88. During the fiscal year ended June 30, 2014, the Company completed the repurchases under this plan by repurchasing an additional 331,680 shares at a total cost of $3,434,000 and at an average cost per share of $10.35. In total, 802,780 shares were repurchased under this plan at a total cost of $8,088,000 and at an average cost of $10.07 per share.

On December 2, 2013, the Company announced that the Board of Directors authorized a stock repurchase plan to acquire up to 762,640 shares, or 5% of the Company’s outstanding stock held by persons other than Kearny MHC. Through June 30, 2014, the Company has repurchased a total of 62,900 shares in accordance with this repurchase plan at a total cost of approximately $700,000 and at an average cost per share of $11.13.

During the year ended June 30, 2012, Kearny MHC waived its right, upon non-objection from the Office of Thrift Supervision, to receive cash dividends of $7,187,000 declared by the Company during the year. The MHC elected to receive $450,000 of such dividends during the year ended June 30, 2012. The Company did not pay cash dividends during fiscal 2014 or 2013.